(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2016 $	2015 $	2014 $
Net (loss) income attributable to shareholders of Teekay Corporation	(123,182)	82,151	(54,757)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 15e)	(4,993)	—	—
Net (loss) income attributable to shareholders of Teekay Corporation for basic income (loss) per share	(128,175)	82,151	(54,757)
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Teekay Offshore and Teekay Tankers and Series C-1 Preferred Units in Teekay Offshore	(25)	(227)	—
Net (loss) income attributable to shareholders of Teekay Corporation for diluted income (loss) per share	(128,200)	81,924	(54,757)
Weighted average number of common shares	79,211,154	72,665,783	72,066,008
Dilutive effect of stock-based compensation	—	524,781	—
Common stock and common stock equivalents	79,211,154	73,190,564	72,066,008
(Loss) Earnings per common share:
- Basic	(1.62)	1.13	(0.76)
- Diluted	(1.62)	1.12	(0.76)